Quarterly Holdings Report
for
Fidelity® Mid Cap Value Fund
April 30, 2024
MCV-NPRT1-0624
1.800359.120
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	249,937	8,261,591
Media - 1.1%
Interpublic Group of Companies, Inc.	340,500	10,364,820
Nexstar Media Group, Inc. Class A	33,258	5,323,275
Thryv Holdings, Inc. (b)	153,521	3,532,518
		19,220,613
TOTAL COMMUNICATION SERVICES		27,482,204
CONSUMER DISCRETIONARY - 8.8%
Automobile Components - 0.7%
Aptiv PLC (b)	166,517	11,822,707
Automobiles - 0.4%
Harley-Davidson, Inc.	194,700	6,695,733
Broadline Retail - 0.3%
Kohl's Corp. (c)	239,746	5,739,519
Diversified Consumer Services - 0.5%
Laureate Education, Inc. Class A	665,252	9,646,154
Hotels, Restaurants & Leisure - 1.6%
Hyatt Hotels Corp. Class A	44,600	6,636,034
Light & Wonder, Inc. Class A (b)	37,036	3,305,833
Marriott Vacations Worldwide Corp.	70,500	6,775,755
MGM Resorts International (b)	159,341	6,284,409
Travel+Leisure Co.	141,800	6,173,972
		29,176,003
Household Durables - 1.0%
KB Home	153,800	9,960,088
Tempur Sealy International, Inc.	160,857	8,052,501
		18,012,589
Leisure Products - 0.8%
Brunswick Corp.	80,400	6,483,456
Topgolf Callaway Brands Corp. (b)	500,000	8,010,000
		14,493,456
Specialty Retail - 2.7%
Academy Sports & Outdoors, Inc.	86,500	5,042,950
Advance Auto Parts, Inc.	129,200	9,429,016
Aritzia, Inc. (b)	165,000	4,271,674
Camping World Holdings, Inc. (c)	317,300	6,431,671
Lithia Motors, Inc. Class A (sub. vtg.)	34,871	8,870,485
Signet Jewelers Ltd. (c)	77,800	7,626,734
Upbound Group, Inc.	216,343	6,708,796
		48,381,326
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	29,000	3,155,200
Tapestry, Inc.	275,100	10,981,992
		14,137,192
TOTAL CONSUMER DISCRETIONARY		158,104,679
CONSUMER STAPLES - 4.2%
Consumer Staples Distribution & Retail - 0.7%
U.S. Foods Holding Corp. (b)	234,168	11,766,942
Food Products - 2.9%
Archer Daniels Midland Co.	151,500	8,886,990
Bunge Global SA (c)	127,792	13,004,114
Darling Ingredients, Inc. (b)	203,100	8,605,347
Lamb Weston Holdings, Inc. (c)	109,700	9,142,398
The J.M. Smucker Co.	110,600	12,702,410
		52,341,259
Personal Care Products - 0.6%
Kenvue, Inc.	567,500	10,680,350
TOTAL CONSUMER STAPLES		74,788,551
ENERGY - 5.9%
Energy Equipment & Services - 1.6%
Liberty Oilfield Services, Inc. Class A	186,891	4,111,602
NOV, Inc.	360,800	6,671,192
Valaris Ltd. (b)	147,200	9,576,832
Weatherford International PLC (b)	71,200	8,801,744
		29,161,370
Oil, Gas & Consumable Fuels - 4.3%
Cenovus Energy, Inc. (c)	828,793	17,039,984
MEG Energy Corp. (b)	379,200	8,624,379
Phillips 66 Co.	82,500	11,814,825
Range Resources Corp.	402,200	14,443,002
Targa Resources Corp.	124,310	14,178,799
Valero Energy Corp.	68,510	10,952,694
		77,053,683
TOTAL ENERGY		106,215,053
FINANCIALS - 17.8%
Banks - 3.8%
East West Bancorp, Inc.	192,124	14,311,317
First Citizens Bancshares, Inc.	10,500	17,710,980
KeyCorp	863,900	12,517,911
M&T Bank Corp.	121,356	17,522,593
Webster Financial Corp.	160,800	7,047,864
		69,110,665
Capital Markets - 2.4%
BGC Group, Inc. Class A	815,100	6,382,233
Carlyle Group LP (c)	256,995	11,513,376
Raymond James Financial, Inc.	152,013	18,545,586
UBS Group AG	241,480	6,375,545
		42,816,740
Consumer Finance - 3.0%
Ally Financial, Inc.	294,400	11,290,240
Discover Financial Services	123,300	15,625,809
OneMain Holdings, Inc.	272,855	14,218,474
SLM Corp.	611,368	12,954,888
		54,089,411
Financial Services - 2.7%
Apollo Global Management, Inc.	113,273	12,276,528
Corebridge Financial, Inc. (c)	270,892	7,194,892
Global Payments, Inc.	112,600	13,823,902
Voya Financial, Inc.	88,700	6,045,792
WEX, Inc. (b)	40,000	8,450,400
		47,791,514
Insurance - 5.9%
American Financial Group, Inc.	109,700	14,014,175
Arthur J. Gallagher & Co.	48,511	11,385,047
Chubb Ltd.	36,460	9,065,414
First American Financial Corp.	144,612	7,746,865
Globe Life, Inc.	124,900	9,513,633
Hartford Financial Services Group, Inc.	187,758	18,191,873
Markel Group, Inc. (b)	8,286	12,084,302
Old Republic International Corp.	295,867	8,834,589
Reinsurance Group of America, Inc.	57,700	10,789,323
Stewart Information Services Corp.	77,400	4,799,574
		106,424,795
TOTAL FINANCIALS		320,233,125
HEALTH CARE - 7.0%
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	251,300	10,144,981
QuidelOrtho Corp. (b)	158,900	6,443,395
		16,588,376
Health Care Providers & Services - 4.3%
AdaptHealth Corp. (b)	566,665	5,581,650
Cencora, Inc.	25,132	6,007,805
Centene Corp. (b)	174,377	12,739,984
CVS Health Corp.	128,600	8,707,506
Humana, Inc.	32,600	9,848,134
Molina Healthcare, Inc. (b)	44,051	15,069,847
PACS Group, Inc.	235,600	5,882,932
Tenet Healthcare Corp. (b)	114,430	12,849,345
		76,687,203
Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc. Class A (b)	29,287	7,900,168
Charles River Laboratories International, Inc. (b)	34,463	7,892,027
Fortrea Holdings, Inc.	148,100	5,418,979
		21,211,174
Pharmaceuticals - 0.6%
Royalty Pharma PLC	253,132	7,011,756
Viatris, Inc.	392,600	4,542,382
		11,554,138
TOTAL HEALTH CARE		126,040,891
INDUSTRIALS - 19.5%
Building Products - 4.1%
Armstrong World Industries, Inc.	52,500	6,031,200
AZZ, Inc.	144,000	10,314,720
Builders FirstSource, Inc. (b)	117,569	21,493,965
Johnson Controls International PLC	163,300	10,625,931
Owens Corning	74,800	12,582,108
UFP Industries, Inc.	113,772	12,822,104
		73,870,028
Commercial Services & Supplies - 1.0%
The Brink's Co.	71,320	6,237,647
Vestis Corp.	597,800	11,011,476
		17,249,123
Construction & Engineering - 2.1%
EMCOR Group, Inc.	40,312	14,398,237
MDU Resources Group, Inc.	531,100	13,118,170
Willscot Mobile Mini Holdings (b)	272,250	10,062,360
		37,578,767
Electrical Equipment - 1.9%
Acuity Brands, Inc.	34,900	8,665,670
Atkore, Inc.	67,700	11,867,810
Regal Rexnord Corp.	81,469	13,146,653
		33,680,133
Ground Transportation - 1.9%
ArcBest Corp.	57,700	6,399,507
U-Haul Holding Co. (non-vtg.)	188,119	11,535,457
XPO, Inc. (b)	158,541	17,036,816
		34,971,780
Machinery - 4.7%
Allison Transmission Holdings, Inc.	106,300	7,818,365
Atmus Filtration Technologies, Inc.	318,300	9,641,307
Barnes Group, Inc.	229,300	7,961,296
Chart Industries, Inc. (b)(c)	29,357	4,229,169
CNH Industrial NV	896,000	10,214,400
Gates Industrial Corp. PLC (b)	689,700	12,152,514
Mueller Water Products, Inc. Class A	258,900	4,100,976
PACCAR, Inc.	83,449	8,854,773
Terex Corp.	119,700	6,709,185
Timken Co.	85,795	7,654,630
Trinity Industries, Inc. (c)	206,300	5,367,926
		84,704,541
Professional Services - 1.1%
Genpact Ltd.	391,600	12,037,784
Science Applications International Corp.	56,407	7,259,581
		19,297,365
Trading Companies & Distributors - 2.7%
Core & Main, Inc. (b)	155,700	8,792,379
GMS, Inc. (b)	155,300	14,368,356
Herc Holdings, Inc.	57,300	8,195,619
Rush Enterprises, Inc. Class A	161,100	7,075,512
WESCO International, Inc.	73,312	11,198,408
		49,630,274
TOTAL INDUSTRIALS		350,982,011
INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 0.9%
Ciena Corp. (b)	216,100	9,990,303
Lumentum Holdings, Inc. (b)	144,051	6,303,672
		16,293,975
Electronic Equipment, Instruments & Components - 1.8%
Coherent Corp. (b)	137,000	7,484,310
Flex Ltd. (b)	262,398	7,517,703
Jabil, Inc.	55,400	6,501,744
TD SYNNEX Corp.	90,784	10,697,987
		32,201,744
IT Services - 0.9%
Amdocs Ltd.	107,200	9,003,728
GoDaddy, Inc. (b)	61,900	7,575,322
		16,579,050
Semiconductors & Semiconductor Equipment - 1.9%
First Solar, Inc. (b)	76,300	13,451,690
MKS Instruments, Inc.	46,000	5,473,080
ON Semiconductor Corp. (b)	226,400	15,884,224
		34,808,994
Software - 1.2%
Gen Digital, Inc.	275,918	5,556,989
Progress Software Corp.	193,800	9,655,116
Rapid7, Inc. (b)	119,400	5,349,120
		20,561,225
TOTAL INFORMATION TECHNOLOGY		120,444,988
MATERIALS - 10.5%
Chemicals - 4.1%
Celanese Corp. Class A	54,872	8,428,888
Corteva, Inc.	290,167	15,706,740
FMC Corp.	115,800	6,833,358
OCI NV	234,100	6,320,737
Olin Corp.	185,799	9,713,572
Syensqo SA	51,200	4,764,117
The Chemours Co. LLC	266,900	7,139,575
Westlake Corp. (c)	103,989	15,323,819
		74,230,806
Construction Materials - 0.5%
Eagle Materials, Inc.	36,400	9,125,844
Containers & Packaging - 2.5%
Berry Global Group, Inc.	170,000	9,628,800
Graphic Packaging Holding Co.	353,161	9,129,212
International Paper Co.	275,440	9,623,874
WestRock Co.	336,000	16,114,560
		44,496,446
Metals & Mining - 2.3%
ATI, Inc. (b)	110,900	6,620,730
Constellium NV (b)	327,100	6,440,599
Freeport-McMoRan, Inc.	163,645	8,172,431
Steel Dynamics, Inc.	147,200	19,153,664
		40,387,424
Paper & Forest Products - 1.1%
Interfor Corp. (b)	440,200	5,586,238
Louisiana-Pacific Corp.	122,012	8,930,058
West Fraser Timber Co. Ltd.	72,600	5,560,559
		20,076,855
TOTAL MATERIALS		188,317,375
REAL ESTATE - 9.6%
Equity Real Estate Investment Trusts (REITs) - 8.9%
Camden Property Trust (SBI)	204,400	20,374,592
Digital Realty Trust, Inc.	114,900	15,945,822
Extra Space Storage, Inc.	105,700	14,193,396
Outfront Media, Inc.	433,600	6,876,896
Prologis, Inc.	103,060	10,517,273
Public Storage	64,716	16,790,566
STAG Industrial, Inc.	148,400	5,103,476
Sun Communities, Inc.	173,100	19,269,492
Ventas, Inc.	195,300	8,647,884
Welltower, Inc.	432,468	41,205,550
		158,924,947
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (b)	99,902	8,680,485
Compass, Inc. (b)	1,394,055	4,391,273
		13,071,758
TOTAL REAL ESTATE		171,996,705
UTILITIES - 8.2%
Electric Utilities - 5.1%
Constellation Energy Corp.	109,069	20,280,290
Edison International	278,232	19,771,166
FirstEnergy Corp.	247,000	9,469,980
NextEra Energy, Inc.	142,700	9,556,619
NRG Energy, Inc.	163,200	11,859,744
PG&E Corp.	1,240,614	21,226,906
		92,164,705
Gas Utilities - 1.4%
Brookfield Infrastructure Corp. A Shares	325,651	9,922,586
Southwest Gas Holdings, Inc.	125,100	9,334,962
UGI Corp.	241,800	6,180,408
		25,437,956
Independent Power and Renewable Electricity Producers - 1.3%
The AES Corp.	578,600	10,356,940
Vistra Corp.	164,600	12,483,264
		22,840,204
Multi-Utilities - 0.4%
NiSource, Inc.	287,000	7,995,820
TOTAL UTILITIES		148,438,685
TOTAL COMMON STOCKS (Cost $1,529,826,846)		1,793,044,267

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	2,381,904	2,382,380
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	48,020,405	48,025,207
TOTAL MONEY MARKET FUNDS (Cost $50,407,587)		50,407,587

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $1,580,234,433)	1,843,451,854
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(44,369,921)
NET ASSETS - 100.0%	1,799,081,933

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,261,591 or 0.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,192,419	45,561,553	45,371,607	33,794	15	-	2,382,380	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	54,254,152	167,706,575	173,935,520	238,754	-	-	48,025,207	0.2%
Total	56,446,571	213,268,128	219,307,127	272,548	15	-	50,407,587

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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